Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

www.drinkerbiddle.com

April 26, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Destra Multi-Alternative Fund (Registration Nos. 811-22572, 333- 189008); (the “Fund”)

Ladies and Gentlemen:

On behalf of the Fund, I have transmitted herewith for filing Post-Effective Amendment No. 10 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 16 to the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the “Amendment”). This Amendment is being filed to reflect changes to the Fund’s disclosure, to conform with the form and substance of disclosure of the sponsor’s Fund complex.

Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Amendment become effective 60 days after filing.

Questions and comments may be directed to the undersigned at (312) 569-1109 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Benjamin D. McCulloch
Benjamin D. McCulloch